UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

SEPTEMBER 30, 2005

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                           [LOGO OF TAX-FREE TRUST OF
                         OREGON: A SQUARE WITH TWO PINE
                        TREES IN FRONT OF A MOUNTIAN] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                     ONE OF THE
AN EAGLE'S HEAD]             AQUILASM GROUP OF FUNDS

[LOGO OF TAX-FREE TRUST OF
OREGON: A SQUARE WITH TWO PINE
TREES IN FRONT OF A MOUNTIAN] (R)

                 SERVING OREGON INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF OREGON

                           "DON'T WAIT UNTIL TOMORROW"

                                                                  November, 2005

Dear Fellow Shareholder:

      Are there things that you wish that you had done today? Yesterday? 10 years ago? We are all guilty of sometimes putting off to tomorrow things we really should do today. However, when it comes to investing for one's retirement and future needs, any delay can prove to be extremely costly.

LIFE EXPECTANCY

      As you probably know, continuing advances in medicine and a renewed focus on healthier life styles have contributed to life expectancy in the United States reaching an all-time high. The average American can now expect to live
77.6 years. It probably won't surprise you to learn that this increase is in keeping with historical trends. U.S. life expectancies have risen an average of 2/10th of a year, each and every year since 1990.

AN OPTIMISTIC, YET REALISTIC APPROACH

      While it is certainly always hoped for, and may be fully expected, that plans will come to fruition in exactly the manner anticipated, it is always best to also have a realistic approach to most future dealings - especially when it comes to investing and one's retirement planning.

      INADEQUACY OF SOCIAL SECURITY -- Coupled with a population that is living longer is a society which is reproducing less. This is creating a phenomenon known as "global aging." It is anticipated that before too long, the number of retired persons will outweigh the number of individuals in the workforce. This situation may well wreak havoc with the Social Security system.

      While we may not realize the full impact of global aging in our lifetimes, it does bring to light that perhaps it may not be wise to rely solely on Social Security for one's retirement needs. Many financial experts suggest that one should plan to have 75% - 80% of their current income available at retirement so that they can maintain their current standard of living. For many people, Social Security alone will not even come close to providing this suggested percentage, if it truly is an accurate estimate.

      PRECARIOUSNESS OF PENSION PLANS -- When you read about such industry leaders as Bethlehem Steel, United Airlines, Enron and WorldCom having significant financial problems, it reminds us all that our corporate pension plans may not be 100% safe. Therefore, relying solely upon income from corporate pension plans for retirement may also not necessarily be a wise thing to do.

      INFLATION -- With so much uncertainty in this world today, going back to the olden days of "placing your savings under your mattress for safe-keeping" might not seem like such a bad idea. However, while this method is better than not saving at all, it does not take into consideration the effect of an often overlooked risk factor - inflation. A dollar placed safely under one's mattress today may still be there in a few years. But, it is unlikely that it will still have the same purchasing power that it does today. The dollar may still look and feel the same as it did when it was first tucked away. But, in actuality, inflation will most likely take a bite out of its purchasing power. In other words, it will no longer have the same "bang for the buck."

      As you probably are aware, the Consumer Price Index (CPI) measures the average price of a 'basket' of goods and services at regular intervals. It should come as no surprise to you that the cost for that basket of goods and services continues to rise year after year. In fact, as you will note from the chart below, in the past 20 years, the CPI has come very close to doubling.

                             Year            CPI
                             ----            ---
                             1985           $105.5
                             1990           $127.4
                             1995           $150.3
                             2000           $168.8
                             2005           $190.7

      As you can see, each dollar buys substantially less each year. So, while one may have enough money to cover their living expenses right at the moment, it is also important to ask oneself if you will be able to say the same thing 10, 20 or more years from now.

PLAN AHEAD AND DIVERSIFY

      Unfortunately, many of us probably know a retired person who has been forced back to work in order to keep up with their living expenses. And, we may know someone who has had to adopt a diminished life style in order to keep their expenses under control.

      Our best advice for everyone in order to avoid these types of situations is to:

      1) sit down with a financial professional and develop a sound financial plan;

      2)    start saving as early as possible;

      3)    have a diversified portfolio of investments; and

      4) have a diversified pool of resources to rely upon for your retirement, not depending solely on Social Security or a pension plan.

      No matter where you choose to place your cash reserves - in Tax-Free Trust of Oregon or elsewhere - don't wait until tomorrow to prepare for your future. If you haven't already done so, start a savings plan today that will, hopefully, enable you to reach your goals.

                                     Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
Vice Chair & President                          Founder & Chairman Emeritus

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE TRUST OF
OREGON: A SQUARE WITH TWO PINE
TREES IN FRONT OF A MOUNTIAN] (R)

                SERVING OREGON INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF OREGON

                                 ANNUAL REPORT

                             MANAGEMENT DISCUSSION

      As of September 30, 2005, the total net assets of Tax-Free Trust of Oregon were $446,726,540 in size. This compares with $445,133,699 on September 30, 2004. This modest growth in assets was realized primarily through the purchase of shares by new investors in the Trust, as well as additional shares being purchased by existing shareholders.

      Over the twelve months of this Annual Report period, fixed-income assets showed relatively little change in size despite increases in increases in short-term interest rates and a modest increase in long-term interest rates. This situation led to the Chairman of the Federal Reserve Board (the "Fed"), Alan Greenspan, commenting that we have a "conundrum" in bond prices. As you may recall, Chairman Greenspan also made another phrase quite common in the early-mid 1990's as stock prices soared to record levels. In that instance, he used the phrase "irrational exuberance" to describe the stock market.

      In his "conundrum" statement, Chairman Greenspan was referring to the fact that even as the Fed had raised short-term rates 1/4 of 1% at every meeting since June 2004, long rates only grudgingly increased. As this report is being written, the Fed has raised short-term interest rates 11 straight times. It is expected that this increase in short-term rates will continue at the level of 1/4 of 1% during the next several meetings of the Fed. If this proves to be the case, short-term interest rates could reach the level of 4.25% as compared with the level of 1.00% back in June, 2004. The conundrum for Chairman Greenspan arises from the longevity of the increases. One would expect that with the Fed showing a concern for inflation while continuing to ratchet up short-rates, longer rates would begin to increase as well. Quite the contrary, however, has occurred. Fixed-income securities having maturities of 10 years or more have in actuality remained relatively stable despite the Fed raising short-term interest rates to the extent that has occurred.

      What is happening in the cycle of interest rates has resulted in a flattening of the yield curve. With this flattening of the yield curve, the risk premium given to longer-term maturities is small. This is exactly the opposite to what Chairman Greenspan had been expecting. Thus, the conundrum comment from the Chairman.

      So while prices for Treasuries with shorter maturities decreased, longer maturity prices held their own. This type of price action followed through to the municipal bond market. According to Municipal Market Data (MMD) yields for generic AAA rated municipal general obligation debt rose for bonds with maturities equal to or less than 15 years, thus the prices for the securities went down. However, securities with maturities longer than 15 years had yield decreases, thus their prices went up! Consequently, the net asset value of the Class A shares of Tax-Free Trust of Oregon ended up decreasing from $11.01 on September 30, 2004 to $10.91 on September 30, 2005. It remains the goal of the Trust to avoid undue volatility of share price through the purchase of high-quality intermediate maturity securities.

      The flattening yield curve made refunding attractive (refunding is securing a general obligation or revenue bond by an escrow fund usually consisting of U.S. government securities). Heavy refunding volume, in turn, gave rise to the record-breaking supply of new municipal bonds. More than half of these new issues carried insurance, and this burgeoning insurance sector brought into sharp relief the scarcity of lower-graded municipals, making them more valuable. Consequently, the difference, or spread, between yields on lower- and higher-rated issues continued to narrow, leading the lower-rated municipals to outperform high-graded ones. As of September 30, 2005, Tax-Free Trust of Oregon's portfolio had 96.50% of its securities rated in the two highest categories possible - Aaa and Aa.

      After the second longest session in Oregon's State history concluded, the 2005 Legislature passed a $12.4 billion budget for 2005-2007. Many would characterize the session as a waste of time for most legislators as they spent most of their time waiting for the leaders of both political parties to haggle out the details. The Republicans fighting a Democrat Governor and Democrat Senate dug in their heels and led with the mantra - "no new taxes, balance the budget and go home." With the sting of voters rejecting tax increases in 2003 and 2004 still prevalent, Republicans were bound to live within the money they already had. The largest budget item, public schools, garnered an increase of nearly 7%, from $4.9 billion to $5.24 billion. College students and veterans benefited while state police and prisons will deal with less and seniors and other social service programs scraped by with similar budgets from the last biennium.

      In 2003, all three major rating agencies downgraded the State of Oregon's credit rating essentially one notch. The first agency to take action in 2003 was also the first to take action in 2005. In April 2005, Fitch Ratings upgraded the State's credit rating back to AA- from A+. In their October 2005 report on Oregon School Districts, Moody's Investors Service cited that "fundamental credit strengths" had helped "mitigate some of the unique challenges faced by Oregon school districts including a recent history of inconsistencies in state funding and uncertainty associated with voter initiative activity". The report continues to state that the median rating for school districts is similar to national school districts. A great benefit to Oregon school districts is the ability to have their debt guaranteed by the State, so many carry the rating of the State. In addition to the State program, a majority of the school districts find benefit from purchasing insurance to "wrap" around their debt. The insurance raises the credit rating to AAA most of the time, and the cost of the insurance is less than the interest cost without the insurance.

      As always, we seek to continue to evaluate credit concerns and reduce, if not eliminate, those credits from the portfolio that are of concern. In general, we continue to seek a satisfactory double tax-free yield as well as high stability for the principal of our shareholders' investments.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2005 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

   TFTO              TFTO
with sales          no sales        Lehman
  charge             charge         Index            CPI             Month/Year

   9,600             10,000         10,000          10,000          September-95
  10,040             10,459         10,440          10,300          September-96
  10,775             11,224         11,237          10,522          September-97
  11,471             11,949         12,059          10,679          September-98
  11,443             11,919         12,186          10,960          September-99
  12,048             12,550         12,836          11,338          September-00
  13,141             13,688         14,057          11,638          September-01
  14,242             14,836         15,219          11,815          September-02
  14,629             15,239         15,857          12,089          September-03
  15,461             16,106         16,339          12,396          September-04
  15,847             16,507         16,640          12,977          September-05

                                    AVERAGE ANNUAL TOTAL RETURN
                               FOR PERIODS ENDED SEPTEMBER 30, 2005
                             ----------------------------------------
                                                              SINCE
                             1 YEAR    5 YEARS  10 YEARS    INCEPTION
                             ------    -------  --------    ---------
Class A (6/16/86)
  With Sales Charge ......   (1.15)%    4.80%     4.71%       6.04%
  Without Sales Charge ...    2.98%     5.66%     5.14%       6.26%

Class C (4/5/96)
  With CDSC ..............    1.08%     4.77%      n/a        4.46%
  Without CDSC ...........    2.10%     4.77%      n/a        4.46%

Class Y (4/5/96)
  No Sales Charge ........    3.11%     5.79%      n/a        5.50%

Lehman Index .............    1.84%     5.33%     5.22%       6.13%* (Class A)
                                                              5.27%  (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Oregon, a separate portfolio of The Cascades Trust, as of September 30, 2005 and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the years in the four year period ended September 30, 2004 have been audited by other auditors, whose report dated November 17, 2004 expressed an unqualified opinion on such financial statements and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Fund of Oregon as of September 30, 2005 the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 11, 2005

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS 60.2%                  S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Bend, Oregon Transportation Highway System
                     (MBIA Corporation Insured)
$     1,135,000   5.300%, 09/01/17 .........................................    Aaa/NR        $   1,224,722
                  Benton and Linn Counties Oregon School District #509J
                     (Financial Security Assurance Insured)
      4,670,000   5.000%,06/01/21 ..........................................    Aaa/NR            4,956,131
                  Chemeketa, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
      1,385,000   5.500%, 06/01/14 .........................................    Aaa/AAA           1,568,139
                  Clackamas County, Oregon School District #007J
                     (Lake Oswego)
      1,340,000   5.375%, 06/01/13 pre-refunded ............................    Aa2/NR            1,476,506
                  Clackamas County, Oregon School District #12 (North
                     Clackamas) (Financial Security Assurance Insured)
      9,110,000   5.000%, 06/15/17 .........................................    Aaa/AAA           9,944,840
                  Clackamas County, Oregon School District #62
                     (Oregon City) (Financial Security Assurance Insured)
      5,270,000   5.000%, 06/15/16 .........................................    Aaa/AAA           5,709,887
                  Clackamas County, Oregon School District #62
                     (Oregon City) (State School Bond Guaranty Program)
      1,330,000   5.375%, 06/15/17 pre-refunded ............................    Aa3/AA-           1,450,245
      2,055,000   5.500%, 06/15/20 pre-refunded ............................    Aa3/AA-           2,251,890
                  Clackamas County, Oregon School District #86 (Canby)
                     (Financial Security Assurance Insured)
      1,500,000   5.000%, 06/15/25 .........................................    Aaa/AAA           1,590,990
                  Clackamas County, Oregon School District #108
                     (Estacada) (Financial Security Assurance Insured)
      1,295,000   5.375%, 06/15/17 pre-refunded ............................    Aaa/AAA           1,427,738
      2,000,000   5.000%, 06/15/25 pre-refunded ............................    Aaa/AAA           2,166,460
                  Clackamas County, Oregon Tax Allocation
      1,000,000   6.500%, 05/01/20 .........................................    NR/NR*             1,000,990
                  Clackamas, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
      3,955,000   5.250%, 06/15/17 .........................................    Aaa/AAA           4,254,314
      4,310,000   5.250%, 06/15/18 .........................................    Aaa/AAA           4,615,665

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Clackamas and Washington Counties, Oregon
                     School District #3J (Financial Guaranty Insurance
                     Corporation Insured)
$     1,620,000   5.000%, 06/01/17 pre-refunded ............................    Aaa/AAA       $   1,675,080
                  Clatsop County, Oregon School District #1 (Astoria)
                     (State School Bond Guaranty Program)
      1,895,000   5.500%, 06/15/19 pre-refunded ............................    NR/AA-            2,076,560
                  Columbia County, Oregon School District #502
                     (Financial Guaranty Insurance Corporation Insured)
      2,070,000   zero coupon, 06/01/15 ....................................    Aaa/AAA           1,377,854
                  Columbia Gorge, Oregon Community College
                     District (MBIA Corporation Insured)
      1,440,000   5.000%, 06/15/22 .........................................    Aaa/NR            1,534,421
                  Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine)
      1,500,000   5.000%, 12/01/17 pre-refunded ............................     A1/NR            1,597,200
                  Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine) (Financial Security
                     Assurance Insured)
      1,145,000   5.500%, 06/15/14 pre-refunded ............................    Aaa/NR            1,269,725
      1,300,000   5.500%, 06/15/16 pre-refunded ............................    Aaa/NR            1,441,609
      1,355,000   5.500%, 06/15/18 pre-refunded ............................    Aaa/NR            1,502,600
      3,000,000   5.125%, 06/15/21 pre-refunded ............................    Aaa/NR            3,268,950
                  Deschutes County, Oregon (Financial Security
                     Assurance Insured)
      2,000,000   5.000%, 12/01/14 .........................................    Aaa/NR            2,162,040
      1,615,000   5.000%, 12/01/15 .........................................    Aaa/NR            1,738,483
      2,260,000   5.000%, 12/01/16 .........................................    Aaa/NR            2,426,946
                  Deschutes County, Oregon School District #6 (Sisters)
                     (Financial Security Assurance Insured)
      1,030,000   5.250%, 06/15/21 .........................................    Aaa/AAA           1,155,845
                  Deschutes and Jefferson Counties Oregon School
                     District #02J (Redmond) (Financial Guaranty
                     Insurance Corporation Insured)
      1,000,000   5.000%, 06/15/21 .........................................    Aaa/NR            1,066,710
      2,330,000   zero coupon, 06/15/22 ....................................    Aaa/NR            1,083,380

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Douglas County, Oregon School District #4 (Roseburg)
                     (State School Bond Guaranty Program)
$     1,075,000   5.125%, 12/15/17 pre-refunded ............................    Aa3/NR        $   1,175,233
                  Douglas County, Oregon School District #116
                     (Winston-Dillard) (State School Bond
                     Guaranty Program)
      1,020,000   5.625%, 06/15/20 pre-refunded ............................    NR/AA-            1,123,234
                  Eugene, Oregon (Parks and Open Space)
      1,465,000   5.250%, 02/01/18 .........................................    Aa2/NR            1,553,647
      1,555,000   5.250%, 02/01/19 .........................................    Aa2/NR            1,646,590
                  Gresham, Oregon (Financial Security Assurance Insured)
      1,155,000   5.375%, 06/01/18 .........................................    Aaa/NR            1,261,029
                  Jackson County, Oregon School District #4
                     (Phoenix-Talent) (Financial Security Assurance Insured)
      1,490,000   5.500%, 06/15/13 pre-refunded ............................    Aaa/AAA           1,652,306
      1,395,000   5.500%, 06/15/18 pre-refunded ............................    Aaa/AAA           1,546,957
                  Jackson County, Oregon School District #9 (Eagle Point)
                     (MBIA Corporation Insured)
      2,080,000   5.500%, 06/15/15 .........................................    Aaa/NR            2,362,589
      1,445,000   5.500%, 06/15/16 .........................................    Aaa/NR            1,645,508
      1,510,000   5.250%, 06/15/17 .........................................    Aaa/NR            1,690,838
                  Jackson County, Oregon School District #9 (Eagle Point)
                     (State School Bond Guaranty Program)
      1,120,000   5.625%, 06/15/17 pre-refunded ............................    Aa3/NR            1,249,192
      1,880,000   5.000%, 06/15/21 pre-refunded ............................    Aa3/NR            2,036,472
                  Jackson County, Oregon School District #549
                     (Medford) (State School Bond Guaranty Program)
      1,750,000   5.000%, 06/15/12 .........................................    Aa3/NR            1,894,515
                  Jefferson County, Oregon School District #509J
                     (Financial Guaranty Insurance Corporation Insured)
      1,215,000   5.250%, 06/15/14 .........................................    Aaa/AAA           1,329,477
      1,025,000   5.250%, 06/15/17 .........................................    Aaa/AAA           1,114,585
                  Josephine County, Oregon School District #7 (Grants Pass)
                     (Financial Guaranty Insurance Corporation Insured)
      2,700,000   5.700%, 06/01/13 pre-refunded ............................    Aaa/AAA           2,822,121

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Josephine County, Oregon School District #7
                     (Grants Pass) (Financial Security Assurance Insured)
$     1,000,000   5.250%, 06/15/13 .........................................    Aaa/AAA       $   1,107,150
                  Josephine County, Oregon Three Rivers School District
                     (Financial Security Assurance Insured)
      1,780,000   5.250%, 06/15/18 pre-refunded ............................    Aaa/NR            1,951,022
      1,130,000   5.000%, 06/15/19 pre-refunded ............................    Aaa/NR            1,224,050
                  Lane and Douglas Counties, Oregon School District #45J
                     (South Lane) (State School Bond
                     Guaranty Program)
      1,525,000   6.000%, 06/15/18 pre-refunded ............................    NR/AA-            1,700,512
                  Lane and Douglas Counties, Oregon School District #97J
                     (Siuslaw) (Financial Guaranty Insurance
                     Corporation Insured)
      1,340,000   5.375%, 06/15/17 .........................................    Aaa/NR            1,516,036
                  Lane and Douglas Counties, Oregon School District #97J
                     (Siuslaw) (State School Bond Guaranty Program)
      1,000,000   5.400%, 06/15/19 pre-refunded ............................    Aa3/NR            1,077,840
                  Lane County, Oregon (Financial Security
                     Assurance Insured)
      2,870,000   5.000%, 6/01/15 ..........................................    Aaa/NR            3,102,728
                  Lane County, Oregon School District #40 (Creswell)
                     (State School Bond Guaranty Program)
      1,430,000   5.375%, 06/15/20 pre-refunded ............................    NR/AA-            1,559,286
                  Lincoln County, Oregon School District (Financial
                     Guaranty Insurance Corporation Insured)
      1,245,000   5.250%, 06/15/12 .........................................    Aaa/AAA           1,326,498
                  Linn-Benton, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
      1,160,000   zero coupon, 06/15/11 ....................................    Aaa/AAA             935,146
                  Linn County, Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)
      1,660,000   5.500%, 06/15/19 pre-refunded ............................    NR/AA-            1,819,045

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Linn County, Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
$     3,000,000   5.600%, 06/15/30 pre-refunded ............................    Aaa/AAA       $   3,391,350
                  Linn County, Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)
      2,500,000   5.000%, 06/15/30 .........................................    Aaa/AAA           2,589,950
                  Madras Aquatic Center District, Oregon
      1,695,000   5.000%, 06/01/22 .........................................    NR/NR*            1,755,308
                  Metro, Oregon
      3,240,000   5.000%, 01/01/13 .........................................    Aa1/AAA           3,412,757
      3,000,000   5.250%, 09/01/14 .........................................    Aa1/AAA           3,280,980
                  Morrow County, Oregon School District #1
                     (Financial Security Assurance Insured)
      1,710,000   5.250%, 06/15/19 .........................................    Aaa/AAA           1,922,057
                  Multnomah County, Oregon School District #007
                     (Reynolds) (MBIA Corporation Insured)
      2,625,000   5.000%, 06/01/25 .........................................    Aaa/NR            2,731,969
                  Multnomah County, Oregon School District #7
                     (Reynolds) (State School Bond Guaranty Program)
        500,000   5.625%, 06/15/17 pre-refunded ............................    Aa3/AA-             557,675
      2,375,000   5.125%, 06/15/19 pre-refunded ............................    Aa3/AA-           2,587,919
                  Multnomah County, Oregon School District #40
                     (David Douglas) (Financial Security Assurance Insured)
      2,055,000   5.000%, 12/01/15 pre-refunded ............................    Aaa/AAA           2,218,989
      4,320,000   4.000%, 12/01/19 .........................................    Aaa/AAA           4,246,430
                  Multnomah and Clackamas Counties, Oregon School
                     District #10 (Gresham-Barlow) (Financial Security
                     Assurance Insured)
      1,140,000   5.000%, 06/15/16 .........................................    Aaa/AAA           1,225,739
      1,205,000   5.000%, 06/15/17 .........................................    Aaa/AAA           1,287,350
      1,500,000   5.500%, 06/15/18 pre-refunded ............................    Aaa/AAA           1,663,395
      4,775,000   5.250%, 06/15/19 .........................................    Aaa/AAA           5,340,455
      2,650,000   5.000%, 06/15/21 pre-refunded ............................    Aaa/AAA           2,870,560

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Multnomah and Clackamas Counties, Oregon School
                     District #28JT (Centennial) (Financial Security
                     Assurance Insured)
$     2,680,000   5.25%, 12/15/18 ..........................................    Aaa/NR        $   3,011,918
                  Northern Oregon Correctional (AMBAC Indemnity
                     Corporation Insured)
      1,195,000   5.400%, 09/15/16 pre-refunded ............................    Aaa/AAA           1,250,603
                  Oak Lodge, Oregon Water District (AMBAC Indemnity
                     Corporation Insured)
        215,000   7.300%, 12/01/05 .........................................    Aaa/AAA             216,505
        215,000   7.300%, 12/01/06 .........................................    Aaa/AAA             216,458
        215,000   7.400%, 12/01/07 .........................................    Aaa/AAA             216,499
                  Oregon Coast Community College District (MBIA
                     Corporation Insured)
      1,590,000   5.250%, 06/15/17 .........................................    Aaa/NR            1,743,212
      1,475,000   5.250%, 06/15/20 .........................................    Aaa/NR            1,604,667
                  State of Oregon
      1,975,000   5.250%, 10/15/13 .........................................    Aa3/AA-           2,162,902
      2,115,000   5.250%, 10/15/14 .........................................    Aa3/AA-           2,318,971
                  State of Oregon Board of Higher Education
        820,000   zero coupon, 08/01/16 ....................................    Aa3/AA-             516,338
        500,000   zero coupon, 08/01/18 ....................................    Aa3/AA-             284,370
        540,000   zero coupon, 08/01/19 ....................................    Aa3/AA-             291,519
      2,560,000   5.500%, 08/01/21 pre-refunded ............................    Aa3/AA-           2,797,645
        870,000   5.000%, 08/01/22 pre-refunded ............................    Aa3/AA-             923,496
      2,130,000   5.000%, 08/01/22 .........................................    Aa3/AA-           2,212,197
      1,655,000   5.600%, 08/01/23 pre-refunded ............................    Aa3/AA-           1,748,772
      1,500,000   5.600%, 08/01/23 pre-refunded ............................    Aa3/AA-           1,584,990
      6,300,000   6.000%, 08/01/26 pre-refunded ............................    Aa3/AA-           6,583,500
                  State of Oregon Elderly and Disabled Housing
         40,000   6.250%, 08/01/13 .........................................    Aa3/AA-              40,213
                  State of Oregon Veterans' Welfare
        700,000   9.200%, 10/01/08 .........................................    Aa3/NR              819,028
        735,000   5.200%, 10/01/18 .........................................    Aa3/AA-             755,837

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Portland, Oregon
$     1,000,000   4.600%, 06/01/14 .........................................    Aaa/NR        $   1,040,730
      2,975,000   zero coupon, 06/01/15 ....................................    Aa2/NR            1,974,656
      1,120,000   5.125%, 06/01/18 .........................................    Aaa/NR            1,190,986
     10,480,000   4.350%, 06/01/23 .........................................    Aa2/NR           10,561,010
                  Portland, Oregon Community College District
      3,015,000   5.125%, 06/01/13 pre-refunded ............................    Aa2/AA            3,275,556
      3,115,000   5.125%, 06/01/16 pre-refunded ............................    Aa2/AA            3,384,198
      2,350,000   5.000%, 06/01/21 pre-refunded ............................    Aa2/AA            2,538,094
                  Portland, Oregon Community College District (Financial
                     Guaranty Insurance Corporation Insured)
      1,395,000   5.000%, 06/01/17 pre-refunded ............................    Aaa/AAA           1,506,656
                  Rogue Community College District Oregon
                     (MBIA Corporation Insured)
      1,540,000   5.000%, 06/15/20 .........................................    Aaa/NR            1,657,533
      1,570,000   5.000%, 06/15/24 .........................................    Aaa/NR            1,662,661
      1,195,000   5.000%, 06/15/25 .........................................    Aaa/NR            1,262,613
                  Salem-Keizer Oregon School District #24J (Financial
                     Security Assurance Insured)
      1,000,000   4.875%, 06/01/14 .........................................    Aaa/AAA           1,042,280
                  Southwestern Oregon Community College District
                     (MBIA Corporation Insured)
      1,120,000   6.000%, 06/01/25 pre-refunded ............................    Aaa/AAA           1,250,480
                  Tillamook County, Oregon School District #9
                     (Financial Security Assurance Insured)
      3,000,000   5.250%, 06/15/22 .........................................    Aaa/AAA           3,236,430
                  Tillamook and Yamhill Counties, Oregon School
                     District #101 (Nestucca Valley) (Financial Security
                     Assurance Insured)
      1,760,000   5.000%, 06/15/25 .........................................    NR/AAA            1,866,762
                  Umatilla County, Oregon (Financial Guaranty
                     Insurance Corporation Insured)
      2,000,000   5.600%, 10/01/15 pre-refunded ............................    Aaa/AAA           2,053,440

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Umatilla County, Oregon School District #16R
                     (Pendleton) (Financial Guaranty Insurance
                     Corporation Insured)
$     1,550,000   5.500%, 07/01/12 .........................................    Aaa/NR        $   1,730,637
                  Wasco County, Oregon School District #12 (The Dalles)
                     (Financial Security Assurance Insured)
      1,135,000   6.000%, 06/15/15 pre-refunded ............................    Aaa/AAA           1,268,249
      1,400,000   5.500%, 06/15/17 .........................................    Aaa/AAA           1,600,172
      1,790,000   5.500%, 06/15/20 .........................................    Aaa/AAA           2,060,147
                  Washington County, Oregon
      1,000,000   5.000%, 06/01/17 .........................................    Aa2/NR            1,055,820
                  Washington County, Oregon School District #15
                     (Forest Grove) (Financial Security Assurance Insured)
      2,285,000   5.375%, 06/15/14 pre-refunded ............................    Aaa/NR            2,519,213
      1,760,000   5.375%, 06/15/16 pre-refunded ............................    Aaa/NR            1,940,400
      2,000,000   5.000%, 06/15/21 pre-refunded ............................    Aaa/NR            2,166,460
                  Washington County, Oregon School District #48J
                     (Beaverton)
      2,000,000   5.125%, 01/01/15 .........................................    Aa2/AA-           2,126,640
      1,620,000   5.125%, 01/01/16 .........................................    Aa2/AA-           1,721,801
                  Washington County, Oregon School District #48J
                     (Beaverton) (Financial Guaranty Insurance
                     Corporation Insured)
      2,800,000   5.375%, 06/01/19 pre-refunded ............................    Aaa/AAA           3,016,412
                  Washington County, Oregon School District #48J
                     (Beaverton) (Financial Security Assurance Insured)
      1,000,000   5.000%, 6/01/16 ..........................................    Aaa/AAA           1,087,170
                  Washington and Clackamas Counties, Oregon School
                     District #23 (Tigard) (MBIA Corporation Insured)
      4,700,000   5.375%, 06/15/14 pre-refunded ............................    Aaa/NR            5,215,731
      2,525,000   5.375%, 06/15/20 pre-refunded ............................    Aaa/NR            2,802,068
                  Washington and Clackamas Counties, Oregon School
                     District #23J (Tigard)
      1,000,000   5.650%, 06/01/15 pre-refunded ............................    Aa3/NR            1,018,080

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)            S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Washington, Clackamas, and Yamhill County, Oregon
                     School District #88JT (Sherwood) (Financial Security
                     Assurance Insured)
$     2,055,000   5.125%, 06/15/12 pre-refunded ............................    Aaa/NR        $   2,195,418
                  Washington, Multnomah and Yamhill County, Oregon
                     School District #1J (Hillsboro)
      1,295,000   5.250%, 06/01/13 pre-refunded ............................    Aa3/NR            1,389,548
                  Washington and Yamhill, Oregon County School
                     District #58J (Farmington View) (AMBAC Indemnity
                     Corporation Insured)
         80,000   6.600%, 11/01/05 .........................................    Aaa/AAA              80,222
         90,000   6.600%, 11/01/06 .........................................    Aaa/AAA              90,237
                  Yamhill County, Oregon School District #29J (Newberg)
                     (Financial Security  Assurance Insured)
      2,000,000   5.350%, 06/01/06 .........................................    Aaa/AAA           2,007,140
                  Yamhill County, Oregon School District #29J (Newberg)
                     (MBIA Corporation Insured)
      2,850,000   5.250%, 06/15/17 pre-refunded ............................    Aaa/NR            3,141,641
      3,765,000   5.250%, 06/15/20 pre-refunded ............................    Aaa/NR            4,150,272
                                                                                              -------------
                  Total General Obligation Bonds                                                268,709,612
                                                                                              -------------

                  STATE OF OREGON REVENUE BONDS - 37.0%

                  Airport Revenue Bonds - 0.7%
                  Port of Portland, Oregon Airport (AMBAC Indemnity
                     Corporation Insured)
      3,000,000   5.500%, 07/01/24 .........................................    Aaa/AAA           3,235,830
                                                                                              -------------

                  Certificates of Participation Revenue Bonds - 3.2%
                  Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)
        500,000   5.375%, 05/01/14 .........................................    Aaa/AAA             548,530
        950,000   5.000%, 11/01/19 .........................................    Aaa/AAA             992,313
      1,120,000   5.000%, 05/01/21 .........................................    Aaa/AAA           1,178,845
      1,500,000   5.800%, 05/01/24 pre-refunded ............................    Aaa/AAA           1,581,165
      4,095,000   6.000%, 05/01/26 pre-refunded ............................    Aaa/AAA           4,606,957

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                       S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Certificates of Participation Revenue Bonds (continued)
                  Oregon State Department of Administrative Services
                     (Financial Security Assurance Insured)
$     1,300,000   5.500%, 11/01/12 .........................................    Aaa/AAA       $   1,458,145
      1,135,000   5.000%, 05/01/15 .........................................    Aaa/AAA           1,222,316
      1,770,000   5.000%, 05/01/19 .........................................    Aaa/AAA           1,886,749
      1,000,000   5.000%, 05/01/22 .........................................    Aaa/AAA           1,059,280
                                                                                              -------------
                  Total Certificates of Participation Revenue Bonds                              14,534,300
                                                                                              -------------

                  Hospital Revenue Bonds - 7.0%
                  Clackamas County, Oregon Hospital Facilities
                     Authority (Legacy Health System)
      2,000,000   5.250%, 02/15/17 .........................................    Aa3/AA            2,117,480
      2,980,000   5.250%, 02/15/18 .........................................    Aa3/AA            3,135,288
      4,000,000   5.250%, 05/01/21 .........................................    Aa3/AA            4,217,760
                  Clackamas County, Oregon Hospital Facilities Authority
                     (Legacy Health System) (MBIA Corporation Insured)
      2,650,000   4.750%, 02/15/11 .........................................    Aaa/AAA           2,785,839
                  Clackamas County, Oregon Hospital Facilities
                     Authority (Mary's Woods)
      3,480,000   6.625%, 05/15/29 .........................................    NR/NR*            3,661,273
                  Deschutes County, Oregon Hospital Facilities
                     Authority (Cascade Health)
      2,000,000   5.600%, 01/01/27 .........................................     A1/NR            2,117,260
      3,000,000   5.600%, 01/01/32 .........................................     A1/NR            3,175,890
                  Medford, Oregon Hospital Authority (Asante Health
                     Systems) (MBIA Corporation Insured)
      1,050,000   5.000%, 08/15/18 .........................................    Aaa/AAA           1,098,184
                  Multnomah County Oregon Hospital Facility Authority
                     (Providence Health System)
      2,390,000   5.250%, 10/01/22 .........................................    Aa3/AA            2,565,163
                  State of Oregon Health Housing Educational and
                     Cultural Facilities Authority (Peacehealth)
                     (AMBAC Indemnity Corporation Insured)
      2,300,000   5.250%, 11/15/17 .........................................    Aaa/AAA           2,477,652
      1,850,000   5.000%, 11/15/26 .........................................    Aaa/AAA           1,934,304
      1,430,000   5.000%, 11/15/32 .........................................    Aaa/AAA           1,476,546

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                       S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Hospital Revenue Bonds (continued)
                  Western Lane County, Oregon Hospital Facilities
                     Authority (Sisters of St. Joseph Hospital)
                     (MBIA Corporation Insured)
$       685,000   5.625%, 08/01/07 .........................................    Aaa/AAA       $     695,337
                                                                                              -------------
                  Total Hospital Revenue Bonds .............................                     31,457,976
                                                                                              -------------

                  Housing, Educational, and Cultural Revenue Bonds - 5.6%
                  Clackamas Community College District, Oregon
                     (MBIA Corporation Insured)
      1,865,000   5.700%, 06/01/16 pre-refunded ............................    Aaa/AAA           1,899,316
                  Forest Grove, Oregon (Pacific University)
                     (Radian Insured)
      3,000,000   5.000%, 05/01/22 .........................................    Aa3/AA            3,134,520
                  Multnomah County, Oregon Educational Facility
                     (University of Portland)
      1,000,000   6.000%, 04/01/20 .........................................    NR/BBB+           1,073,360
                  Oregon Health Sciences University, Oregon
                     (MBIA Corporation Insured)
      4,500,000   5.250%, 07/01/15 .........................................    Aaa/AAA           4,662,630
     11,550,000   zero coupon, 07/01/21 ....................................    Aaa/AAA           5,645,755
      3,140,000   5.250%, 07/01/22 .........................................    Aaa/AAA           3,384,386
                  Oregon State Facilities Authority Revenue (Willamette
                     University) (Financial Guaranty Corporation Insured)
        500,000   5.125%, 10/01/25 .........................................    NR/AAA              536,150
                  State of Oregon Housing and Community Services
         10,000   5.900%, 07/01/12 .........................................    Aa2/NR               10,286
        185,000   6.700%, 07/01/13 .........................................    Aa2/NR              185,331
        470,000   6.000%, 07/01/20 .........................................    Aa2/NR              483,555
      1,300,000   5.400%, 07/01/27 .........................................    Aa2/NR            1,331,421
                  State of Oregon Housing and Community Services
                     (MBIA Corporation Insured)
      1,500,000   5.450%, 07/01/24 .........................................    Aaa/AAA           1,502,055
                  State of Oregon Housing, Educational and Cultural
                     Facilities Authority (George Fox University) LOC:
                     Bank of America
      1,000,000   5.700%, 03/01/17 pre-refunded ............................     NR/AA            1,057,750
                                                                                              -------------
                  Total Housing, Educational, and Cultural Revenue Bonds                         24,906,515
                                                                                              -------------

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                       S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Transportation Revenue Bonds - 5.4%
                  Oregon St. Department Transportation Highway Usertax
$     1,000,000   5.500%, 11/15/14 pre-refunded ............................    Aa2/AA+       $   1,122,230
      2,000,000   5.500%, 11/15/16 pre-refunded ............................    Aa2/AA+           2,244,460
      3,025,000   5.500%, 11/15/18 pre-refunded ............................    Aa2/AA+           3,394,746
      2,555,000   5.375%, 11/15/18 pre-refunded ............................    Aa2/AA+           2,801,123
      1,085,000   5.000%, 11/15/20 .........................................    Aa2/AA+           1,163,695
      1,140,000   5.000%, 11/15/21 .........................................    Aa2/AA+           1,222,684
      4,545,000   5.125%, 11/15/26 .........................................    Aa2/AA+           4,832,517
      1,000,000   5.000%, 11/15/29 .........................................    Aa2/AA+           1,053,030
                  Tri-County Metropolitan Transportation District, Oregon
      1,440,000   5.750%, 08/01/16 pre-refunded ............................    Aa3/AA+           1,593,994
      1,775,000   5.000%, 09/01/16 .........................................    Aa3/AA+           1,893,588
                  Tri-County Metropolitan Transportation District,
                     Oregon (LOC: Morgan Guaranty Trust)
      2,500,000   5.400%, 06/01/19 .........................................    NR/AA-            2,618,550
                                                                                              -------------
                  Total Transportation Revenue Bonds                                             23,940,617
                                                                                              -------------

                  Urban Renewal Revenue Bonds - 2.9%
                  Portland, Oregon Airport Way Renewal and
                     Redevelopment (AMBAC Indemnity
                     Corporation Insured)
      1,640,000   6.000%, 06/15/14 pre-refunded ............................    Aaa/NR            1,825,386
      1,765,000   5.750%, 06/15/20 pre-refunded ............................    Aaa/NR            1,942,382
                  Portland, Oregon River District Urban Renewal and
                     Redevelopment (AMBAC Indemnity
                     Corporation Insured)
      1,420,000   5.000%, 06/15/16 .........................................    Aaa/NR            1,526,798
      1,915,000   5.000%, 06/15/20 .........................................    Aaa/NR            2,028,942
                  Portland, Oregon Urban Renewal Tax Allocation
                     (Convention Center) (AMBAC Indemnity
                     Corporation Insured)
      1,150,000   5.750%, 06/15/18 .........................................    Aaa/NR            1,268,197
      2,000,000   5.450%, 06/15/19 .........................................    Aaa/NR            2,180,740

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                       S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Urban Renewal Revenue Bonds (continued)
                  Portland Oregon Urban Renewal Tax Allocation
                     (Interstate Corridor) (Financial Guaranty Insurance
                     Corporation Insured)
$     1,990,000   5.250%, 06/15/21 .........................................    Aaa/NR        $   2,178,095
                                                                                              -------------
                  Total Urban Renewal Revenue Bonds                                              12,950,540
                                                                                              -------------

                  Utility Revenue Bonds - 1.0%
                  Emerald Peoples Utility District, Oregon (Financial
                     Security Assurance Insured)
      1,455,000   5.250%, 11/01/22 .........................................    Aaa/NR            1,574,150
                  Eugene, Oregon Electric Utility (Financial Security
                     Assurance Insured)
      1,060,000   5.250%, 08/01/14 .........................................    Aaa/AAA           1,151,075
      1,600,000   5.000%, 08/01/18 .........................................    Aaa/AAA           1,668,256
                                                                                              -------------
                  Total Utility Revenue Bonds                                                     4,393,481
                                                                                              -------------

                  Water and Sewer Revenue Bonds - 9.8%
                  Bend, Oregon Sewer Revenue (AMBAC Indemnity
                     Corporation Insured)
      1,130,000   5.150%, 10/01/14 pre-refunded ............................    Aaa/NR            1,226,513
                  Klamath Falls, Oregon Wastewater (AMBAC
                     Indemnity Corporation Insured)
      1,545,000   5.650%, 06/01/20 pre-refunded ............................    Aaa/AAA           1,701,833
                  Klamath Falls, Oregon Water (Financial Security
                     Assurance Insured)
      1,575,000   5.500%, 07/01/16 .........................................    Aaa/AAA           1,794,271
                  Lebanon, Oregon Wastewater (Financial Security
                     Assurance Insured)
      1,000,000   5.700%, 03/01/20 .........................................    Aaa/AAA           1,086,080
                  Portland, Oregon Sewer System (Financial Guaranty
                     Insurance Corporation Insured)
      2,900,000   5.750%, 08/01/19 pre-refunded ............................    Aaa/AAA           3,216,941
                  Portland, Oregon Sewer System (Financial Security
                     Assurance Insured)
      2,760,000   5.250%, 06/01/17 .........................................    Aaa/AAA           3,021,620
      3,470,000   5.000%, 06/01/21 .........................................    Aaa/AAA           3,677,922

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                       S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Water and Sewer Revenue Bonds (continued)
                  Portland, Oregon Water System
$     7,420,000   5.500%, 08/01/19 .........................................    Aa1/NR        $   8,018,126
      1,235,000   5.500%, 08/01/20 .........................................    Aa1/NR            1,332,849
                  Salem, Oregon Water and Sewer (Financial Security
                     Assurance Insured)
      1,000,000   5.375%, 06/01/15 .........................................    Aaa/AAA           1,125,390
      1,970,000   5.375%, 06/01/16 pre-refunded ............................    Aaa/AAA           2,146,768
      3,025,000   5.500%, 06/01/20 pre-refunded ............................    Aaa/AAA           3,312,617
                  Sunrise Water Authority, Oregon (Financial Security
                     Assurance Insured)
      1,630,000   5.000%, 03/01/19 .........................................    Aaa/AAA           1,747,735
      1,350,000   5.250%, 03/01/24 .........................................    Aaa/AAA           1,461,389
                  Sunrise Water Authority, Oregon (XLCA Insured)
      1,160,000   5.000%, 09/01/25 .........................................    Aaa/AAA           1,222,025
                  Washington County, Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)
        995,000   5.000%, 10/01/13 .........................................    Aaa/AAA           1,069,446
      3,525,000   5.125%, 10/01/17 .........................................    Aaa/AAA           3,751,693
                  Washington County, Oregon Clean Water Services
                     (MBIA Corporation Insured)
      2,235,000   5.250%, 10/01/15 .........................................    Aaa/AAA           2,500,295
                  Washington County, Unified Sewer Agency
                     (AMBAC Indemnity Corporation Insured)
        315,000   5.900%, 10/01/06 .........................................    Aaa/AAA             315,832
                                                                                              -------------
                  Total Water and Sewer Revenue Bonds                                            43,729,345
                                                                                              -------------

                  Other Revenue Bonds - 1.4%
                  Multnomah County, Oregon School District #1J,
                     Special Obligations
        680,000   5.000%, 03/01/07 .........................................     A2/A-              685,603
                  Oregon State Department of Administration Services
                     (Lottery Revenue) (Financial Security
                     Assurance Insured)
      2,000,000   5.750%, 04/01/14 pre-refunded ............................    Aaa/AAA           2,190,560
      3,040,000   5.000%, 04/01/19 .........................................    Aaa/AAA           3,238,968
                                                                                              -------------
                  Total Other Revenue Bonds                                                       6,115,131
                                                                                              -------------
                  Total Revenue Bonds                                                           165,263,735
                                                                                              -------------

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       U.S. TERRITORY BONDS - 1.3%                                     S&P             VALUE
---------------   ----------------------------------------------------------   --------       -------------
                  Puerto Rico Municipal Finance Agency (Financial
                     Security Assurance Insured)
$       500,000   5.250%, 08/01/16 .........................................    Aaa/AAA       $     547,270
      5,000,000   5.250%, 08/01/20 .........................................    Aaa/AAA           5,453,800
                                                                                              -------------
                  Total U.S. Territory Bonds                                                      6,001,070
                                                                                              -------------

                  Total Municipal Bonds (cost  $418,709,996**) .............       98.5%        439,974,417
                  Other assets less liabilities ............................        1.5           6,752,123
                                                                                  -----       -------------
                  Net Assets ...............................................      100.0%      $ 446,726,540
                                                                                  =====       =============

                                                                               PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)         PORTFOLIO
                  ----------------------------------------------------------   ----------
                  Aaa of Moody's and/or AAA of S&P .........................       66.8%
                  Aa of Moody's and/or AA of S&P. ..........................       29.7
                  A of Moody's and/or S&P. .................................        1.7
                  Baa of Moody's and/or BBB of S&P. ........................        0.3
                  Not rated* ...............................................        1.5
                                                                                  -----
                                                                                  100.0%
                                                                                  =====

                  (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                  (**) See note 4.

                  PORTFOLIO ABBREVIATIONS:
                  ------------------------
                  AMBAC - American Municipal Bond Assurance Corp.
                  LOC -   Letter of Credit
                  MBIA -  Municipal Bond Investors Assurance
                  NR -    Not Rated
                  XLCA -  XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2005

ASSETS
    Investments at value (cost $418,709,996) ...........................................    $439,974,417
    Cash ...............................................................................       1,004,268
    Interest receivable ................................................................       6,302,700
    Receivable for Trust shares sold ...................................................         483,619
    Receivable for investment securities sold ..........................................          30,000
    Other assets .......................................................................          21,255
                                                                                            ------------
    Total assets .......................................................................     447,816,259
                                                                                            ------------

LIABILITIES
    Payable for Trust shares redeemed ..................................................         373,723
    Dividends payable ..................................................................         304,558
    Distribution and service fees payable ..............................................         163,753
    Management fees payable ............................................................         147,840
    Accrued expenses ...................................................................          99,845
                                                                                            ------------
    Total liabilities ..................................................................       1,089,719
                                                                                            ------------

NET ASSETS .............................................................................    $446,726,540
                                                                                            ============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    409,611
    Additional paid-in capital .........................................................     423,644,454
    Net unrealized appreciation on investments (note 4) ................................      21,264,421
    Undistributed net investment income ................................................         553,712
    Accumulated net realized gain on investments .......................................         854,342
                                                                                            ------------
                                                                                            $446,726,540
                                                                                            ============

CLASS A
    Net Assets .........................................................................    $368,782,619
                                                                                            ============
    Capital shares outstanding .........................................................      33,809,877
                                                                                            ============
    Net asset value and redemption price per share .....................................    $      10.91
                                                                                            ============
    Offering price per share (100/96 of $10.91 adjusted to nearest cent) ...............    $      11.36
                                                                                            ============

CLASS C
    Net Assets .........................................................................    $ 41,915,959
                                                                                            ============
    Capital shares outstanding .........................................................       3,846,041
                                                                                            ============
    Net asset value and offering price per share .......................................    $      10.90
                                                                                            ============
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................    $      10.90*
                                                                                            ============

CLASS Y
    Net Assets .........................................................................    $ 36,027,962
                                                                                            ============
    Capital shares outstanding .........................................................       3,305,167
                                                                                            ============
    Net asset value, offering and redemption price per share ...........................    $      10.90
                                                                                            ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME:

      Interest income ......................................                    $20,394,993

      Management fees (note 3) .............................    $ 1,788,408
      Distribution and service fees (note 3) ...............        982,222
      Transfer and shareholder servicing agent fees ........        296,861
      Trustees' fees and expenses (note 8) .................        254,775
      Legal fees (note 3) ..................................        143,160
      Shareholders' reports and proxy statements ...........         88,103
      Custodian fees .......................................         38,046
      Auditing and tax fees ................................         37,476
      Registration fees and dues ...........................         34,623
      Insurance ............................................         28,808
      Chief compliance officer (note 3) ....................          4,544
      Miscellaneous ........................................         44,615
                                                                -----------
                                                                  3,741,641
      Expenses paid indirectly (note 6) ....................        (35,932)
                                                                -----------
      Net expenses .........................................                      3,705,709
                                                                                -----------
      Net investment income ................................                     16,689,284

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions         854,404
      Change in unrealized appreciation on investments .....     (4,950,237)
                                                                -----------

      Net realized and unrealized gain (loss) on investments                     (4,095,833)
                                                                                -----------
      Net change in net assets resulting from operations ...                    $12,593,451
                                                                                ===========

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED                YEAR ENDED
                                                            SEPTEMBER 30, 2005        SEPTEMBER 30, 2004
                                                            ------------------        ------------------
OPERATIONS:
    Net investment income .................................    $  16,689,284             $  17,404,457
    Net realized gain (loss) from securities transactions .                              854,404208,027
    Change in unrealized appreciation on investments ......       (4,950,237)               (1,163,128)
                                                               -------------             -------------
       Change in net assets resulting from operations .....       12,593,451                16,449,356
                                                               -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
    Class A Shares:
    Net investment income .................................      (13,913,104)              (14,426,316)
    Net realized gain on investments ......................         (170,550)                 (664,014)

    Class C Shares:
    Net investment income .................................       (1,261,610)               (1,347,210)
    Net realized gain on investments ......................          (19,923)                  (79,319)

    Class Y Shares:
    Net investment income .................................       (1,422,024)               (1,532,285)
    Net realized gain on investments ......................          (17,319)                  (68,645)
                                                               -------------             -------------
       Change in net assets from distributions ............      (16,804,530)              (18,117,789)
                                                               -------------             -------------

CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold .............................       49,696,335                62,381,661
    Reinvested dividends and distributions ................       10,648,262                11,823,400
    Cost of shares redeemed ...............................      (54,540,677)              (68,900,799)
                                                               -------------             -------------
       Change in net assets from capital share transactions        5,803,920                 5,304,262
                                                               -------------             -------------

       Change in net assets ...............................        1,592,841                 3,635,829

NET ASSETS:
    Beginning of period ...................................      445,133,699               441,497,870
                                                               -------------             -------------
    End of period* ........................................    $ 446,726,540             $ 445,133,699
                                                               =============             =============

    * Includes undistributed net investment income of:         $     553,712             $     670,167
                                                               =============             =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2005

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date
s. As of the report date, there were no Class I shares outstanding. All cl of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) Reclassification of Capital Accounts: Accounting principals generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On September 30, 2005 the "Trust" decreased undistributed net investment income by $209,001, increased accumulate net realized gain on investments by $2,375 and increased capital stock by $206,626 due primarily to differing book/tax treatment of distributions and bond amortization.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      U.S. Bancorp Asset Management, Inc. (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2005, service fees on Class A Shares amounted to $551,898, of which the Distributor retained $25,396.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2005, amounted to $322,743. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2005, amounted to $107,581. The total of these payments made with respect to Class C Shares amounted to $430,324, of which the Distributor retained $87,998.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 2005, total commissions on sales of Class A Shares amounted to $809,222 of which the Distributor received $157,559.

c)    OTHER RELATED PARTY TRANSACTIONS

      For the year ended September 30, 2005 the Trust incurred $137,969 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of that Firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended September 30, 2005, purchases of securities and proceeds from the sales of securities aggregated $71,485,624 and $63,270,650, respectively.

      At September 30, 2005, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $22,038,288, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $371,156 for a net unrealized appreciation of $21,667,132. The tax cost of the Trust's securities at September 30, 2005 equals $418,307,285.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                         Year Ended                        Year Ended
                                     September 30, 2005                September 30, 2004
                               -----------------------------     -----------------------------
                                  Shares           Amount           Shares           Amount
                               ------------     ------------     ------------     ------------
CLASS A SHARES:
  Proceeds from shares sold       3,149,857     $ 34,641,059        3,946,407     $ 43,343,332
  Reinvested dividends and
     distributions ........         809,783        8,902,554          879,237        9,635,093
  Cost of shares redeemed .      (3,456,078)     (37,995,128)      (4,179,993)     (45,568,099)
                               ------------     ------------     ------------     ------------
     Net change ...........         503,562        5,548,485          645,651        7,410,326
                               ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold         700,080        7,694,071          822,764        9,020,563
  Reinvested dividends and
     distributions ........          75,228          826,254           86,491          947,193
  Cost of shares redeemed .        (697,336)      (7,649,051)      (1,118,216)     (12,179,517)
                               ------------     ------------     ------------     ------------
     Net change ...........          77,972          871,274         (208,961)      (2,211,761)
                               ------------     ------------     ------------     ------------
CLASS Y SHARES:
  Proceeds from shares sold         668,817        7,361,205          909,277       10,017,766
  Reinvested dividends and
     distributions ........          83,690          919,454          113,375        1,241,114
  Cost of shares redeemed .        (808,618)      (8,896,498)      (1,023,583)     (11,153,183)
                               ------------     ------------     ------------     ------------
     Net change ...........         (56,111)        (615,839)            (931)         105,697
                               ------------     ------------     ------------     ------------
Total transactions in Trust
  shares ..................         525,423     $  5,803,920          435,759     $  5,304,262
                               ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At September 30, 2005 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended September 30, 2005 was $210,200, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended September 30, 2005, such meeting-related expenses amounted to $44,575.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      The tax character of distributions:

                                                      Year Ended September 30,
                                                       2005              2004
                                                   -----------       -----------
      Net tax-exempt income                        $16,473,095       $17,297,515
      Ordinary income                                  123,643             8,296
      Capital gain                                     207,792           811,978
                                                   -----------       -----------
                                                   $16,804,530       $18,117,789
                                                   ===========       ===========

      As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized long term
         capital gain                                                $   854,342
      Unrealized appreciation                                         21,667,132
      Undistributed tax-exempt income                                    151,001
                                                                     -----------
                                                                     $22,672,475
                                                                     ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Tax-Free Trust of Oregon. On July 27, 2005 KPMG LLP resigned as the principal accountants of the Trust and Tait, Weller and Baker LLP was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended September 30, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended September 30, 2004 and 2003 and the subsequent interim period through the opinion date of November 17, 2004, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class A
                                                       -----------------------------------------------------------
                                                                        Year Ended September 30,
                                                       -----------------------------------------------------------
                                                         2005         2004         2003         2002         2001
                                                       -------      -------      -------      -------      -------
Net asset value, beginning of period ..............    $ 11.01      $ 11.04      $ 11.12      $ 10.72      $ 10.29
                                                       -------      -------      -------      -------      -------
Income (loss) from investment operations:
    Net investment income .........................       0.42         0.44         0.45         0.48         0.49
    Net gain (loss) on securities (both
       realized and unrealized) ...................      (0.10)       (0.01)       (0.06)        0.41         0.44
                                                       -------      -------      -------      -------      -------
    Total from investment operations ..............       0.32         0.43         0.39         0.89         0.93
                                                       -------      -------      -------      -------      -------
Less distributions (note 10):
    Dividends from net investment income ..........      (0.41)       (0.44)       (0.45)       (0.47)       (0.49)
    Distributions from capital gains ..............      (0.01)       (0.02)       (0.02)       (0.02)       (0.01)
                                                       -------      -------      -------      -------      -------
    Total distributions ...........................      (0.42)       (0.46)       (0.47)       (0.49)       (0.50)
                                                       -------      -------      -------      -------      -------
Net asset value, end of period ....................    $ 10.91      $ 11.01      $ 11.04      $ 11.12      $ 10.72
                                                       =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ........       2.98%        3.97%        3.65%        8.59%        9.18%

Ratios/supplemental data
    Net assets, end of period (in millions) .......    $   369      $   367      $   361      $   345      $   309
    Ratio of expenses to average net assets .......       0.77%        0.72%        0.71%        0.71%        0.72%
    Ratio of net investment income to average
       net assets .................................       3.79%        4.02%        4.11%        4.45%        4.62%
    Portfolio turnover rate .......................         14%          11%          12%          11%          17%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .......       0.76%        0.71%        0.70%        0.69%        0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          Class C
                                                  ------------------------------------------------------
                                                                 Year Ended September 30,
                                                  ------------------------------------------------------
                                                   2005        2004        2003        2002        2001
                                                  ------      ------      ------      ------      ------
Net asset value, beginning of period .........    $11.00      $11.03      $11.11      $10.71      $10.28
                                                  ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income .....................      0.32        0.35        0.36        0.38        0.39
   Net gain (loss) on securities (both
      realized and unrealized) ...............     (0.09)      (0.02)      (0.06)       0.42        0.45
                                                  ------      ------      ------      ------      ------
   Total from investment operations ..........      0.23        0.33        0.30        0.80        0.84
                                                  ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ......     (0.32)      (0.34)      (0.36)      (0.38)      (0.40)
   Distributions from capital gains ..........     (0.01)      (0.02)      (0.02)      (0.02)      (0.01)
                                                  ------      ------      ------      ------      ------
   Total distributions .......................     (0.33)      (0.36)      (0.38)      (0.40)      (0.41)
                                                  ------      ------      ------      ------      ------
Net asset value, end of period ...............    $10.90      $11.00      $11.03      $11.11      $10.71
                                                  ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...      2.10%       3.09%       2.77%       7.67%       8.26%
Ratios/supplemental data
   Net assets, end of period (in millions) ...    $ 41.9      $ 41.4      $ 43.9      $ 25.9      $ 12.7
   Ratio of expenses to average net assets ...      1.62%       1.57%       1.55%       1.55%       1.56%
   Ratio of net investment income to
      average net assets .....................      2.94%       3.17%       3.22%       3.56%       3.70%
   Portfolio turnover rate ...................        14%         11%         12%         11%         17%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...      1.61%       1.56%       1.54%       1.54%       1.54%

                                                                          Class Y
                                                  ------------------------------------------------------
                                                                 Year Ended September 30,
                                                  ------------------------------------------------------
                                                   2005        2004        2003        2002        2001
                                                  ------      ------      ------      ------      ------
Net asset value, beginning of period .........    $11.00      $11.03      $11.11      $10.72      $10.28
                                                  ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income .....................      0.43        0.46        0.47        0.49        0.50
   Net gain (loss) on securities (both
      realized and unrealized) ...............     (0.09)      (0.02)      (0.06)       0.41        0.45
                                                  ------      ------      ------      ------      ------
   Total from investment operations ..........      0.34        0.44        0.41        0.90        0.95
                                                  ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ......     (0.43)      (0.45)      (0.47)      (0.49)      (0.50)
   Distributions from capital gains ..........     (0.01)      (0.02)      (0.02)      (0.02)      (0.01)
                                                  ------      ------      ------      ------      ------
   Total distributions .......................     (0.44)      (0.47)      (0.49)      (0.51)      (0.51)
                                                  ------      ------      ------      ------      ------
Net asset value, end of period ...............    $10.90      $11.00      $11.03      $11.11      $10.72
                                                  ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ...      3.11%       4.13%       3.80%       8.65%       9.45%
Ratios/supplemental data
   Net assets, end of period (in millions) ...    $ 36.0      $ 37.0      $ 37.1      $ 31.2      $ 23.8
   Ratio of expenses to average net assets ...      0.62%       0.57%       0.56%       0.56%       0.57%
   Ratio of net investment income to
      average net assets .....................      3.95%       4.17%       4.26%       4.59%       4.76%
   Portfolio turnover rate ...................        14%         11%         12%         11%         17%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...      0.61%       0.56%       0.55%       0.54%       0.55%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                           NUMBER OF
                        POSITIONS                                                          PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                          IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND           PRINCIPAL                                      COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                  OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------          -------------------                            ----------      ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann       Trustee since       Vice Chair and Chief Executive Officer of          11          None
New York, NY            1994, President     Aquila Management Corporation, Founder of
(02/25/58)              since 1998, and     the Aquila(SM) Group of Funds(5) and parent
                        Vice Chair of       of Aquila Investment Management LLC,
                        the Board since     Manager since 2004, President and Chief
                        2003                Operating Officer since 1997, a Director
                                            since 1984, Secretary since 1986 and
                                            previously its Executive Vice President,
                                            Senior Vice President or Vice President,
                                            1986-1997; Chief Executive Officer and Vice
                                            Chair since 2004 and President, Chief
                                            Operating Officer and Manager of the
                                            Manager since 2003; Vice Chair, President,
                                            Executive Vice President or Senior Vice
                                            President of funds in the Aquila(SM) Group
                                            of Funds since 1986; Director of the
                                            Distributor since 1997; trustee, Reserve
                                            Money-Market Funds, 1999-2000 and Reserve
                                            Private Equity Series, 1998-2000; Governor,
                                            Investment Company Institute and head of
                                            its Small Funds Committee since 2004;
                                            active in charitable and volunteer
                                            organizations.

John W. Mitchell        Trustee since       Principal of M & H Economic Consultants;           1           None
Portland, OR            1999                Economist, Western Region, for U. S.
(07/13/44)                                  Bancorp since 1998; Chief Economist, U.S.
                                            Bancorp, Portland, Oregon, 1983-1998;
                                            member, Oregon Governor's Council of
                                            Economic Advisors, 1984-1998; Chairman,
                                            Oregon Governor's Technical Advisory
                                            Committee for Tax Review in 1998.

                                                                                           NUMBER OF
                        POSITIONS                                                          PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                          IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND           PRINCIPAL                                      COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                  OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------          -------------------                            ----------      ---------------------
NON-INTERESTED TRUSTEES

James A. Gardner        Chair of Board      President, Gardner Associates, an                  1           None
Terrebonne, OR          of Trustees         investment and real estate firm, since
(07/06/43)              since 2005 and      1989; Partner, Ranch of the Canyons, a real
                        Trustee since       estate firm, since 1991; President
                        1986                Emeritus, Lewis and Clark College and Law
                                            School; director, Oregon High Desert Museum
                                            since 1989, Vice Chairman since 2002;
                                            active in civic, business, educational and
                                            church organizations in Oregon.

Gary C. Cornia          Trustee since       Director, Romney Institute of Public               4           None
Orem, UT                2002                Management, Marriott School of Management,
(06/24/48)                                  Brigham Young University, 2004 - present;
                                            Professor, Marriott School of Management,
                                            1980 - present; Past President, the
                                            National Tax Association; Fellow, Lincoln
                                            Institute of Land Policy, 2002-2003;
                                            Associate Dean, Marriott School of
                                            Management, Brigham Young University,
                                            1991-2000; Utah Governor's Tax Review
                                            Committee since 1993.

Edmund P. Jensen        Trustee since       President and CEO, VISA International,             1           BMG-Seltec, a software
Portland, OR            2003                1994-1999; director: Phoenix Technologies,                     company.
(4/13/37)                                   a Tech/BIOS company, 2000 - present;
                                            Corillian Corp., a banking software
                                            company, 2000 - 2002; Trintech, a payment
                                            software company, 1999 - 2002.

Timothy J. Leach        Trustee since       Chief Executive Officer - Western Region           2           None
Orinda, CA              2005                U.S. Trust Company Since 2005, Executive
(08/28/55)                                  Vice President & Chief Investment Officer,
                                            U.S. Trust Company, New York, NY,
                                            2004-2005; Executive Vice President & Chief
                                            Investment Officer, Private Asset
                                            Management Group, Wells Fargo Bank, San
                                            Francisco, CA, 1999-2003; President and
                                            Chief Investment Officer, ABN Amro Asset
                                            Management (USA), 1998-1999; President &
                                            Chief Investment Officer, Qualivest Capital
                                            Management Inc. and Senior Vice President &
                                            Chief Investment Officer, Trust &
                                            Investment Group, US Bancorp, Portland, OR,
                                            1994-1998; Trustee of Tax-Free Trust of
                                            Oregon, 2001-2002.

                                                                                           NUMBER OF
                        POSITIONS                                                          PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                          IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND           PRINCIPAL                                      COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                  OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------          -------------------                            ----------      ---------------------
Ralph R. Shaw           Trustee since       President, Shaw Management Company, an             1           Schnitzer Steel
Portland, OR            2000                investment counseling firm, since 1980,                        Industries, Inc., Magni
(08/23/38)                                  General Partner, Shaw Venture Partners                         Systems, Inc., Integra
                                            since 1983, Shaw Venture Partners II since                     Telecom, Inc.,
                                            1987 and Shaw Venture Partners III since                       Telestream, Inc., BMG
                                            1994 (US Bancorp, parent of the                                Seltec Corporation,
                                            Sub-Adviser, is a limited partner in the                       Rentrak Corporation,
                                            last three ventures).                                          Portland Family of
                                                                                                           Funds.

Nancy Wilgenbusch       Trustee since       President, Marylhurst University since             1           Chair, Oregon Regional
Marylhurst, OR          2002                1984; member, Ethics Committee of the                          Advisory Board for
(09/17/47)                                  American Institute of Certified Public                         PacifiCorp; West Coast
                                            Accountants; former Chair, Portland Branch                     Bank's Board; director,
                                            of the Federal Reserve Bank of San                             Cascade Corporation, a
                                            Francisco; active board member of a number                     leading international
                                            of civic organizations.                                        manufacturer of lift
                                                                                                           truck attachments;
                                                                                                           director, Scottish
                                                                                                           Power.

OTHER INDIVIDUALS
TRUSTEES EMERITUS(6)

Lacy B. Herrmann        Founder,            Founder and Chairman of the Board, Aquila          N/A         N/A
New York, NY            Chairman            Management Corporation, the sponsoring
(05/12/29)              Emeritus since      organization and parent of the Manager or
                        2005; Chairman      Administrator and/or Adviser or Sub-Adviser
                        of the Board of     to each fund of the Aquila(SM) Group of
                        Trustees            Funds; Chairman of the Manager or
                        1985-2004 and       Administrator and/or Adviser or Sub-Adviser
                        Trustee,            to each since 2004; Founder, Chairman
                        1985-2005           Emeritus and Trustee of Aquila Rocky
                                            Mountain Equity Fund; Founder and Chairman
                                            Emeritus of Hawaiian Tax-Free Trust,
                                            Pacific Capital Cash Assets Trust, Pacific
                                            Capital Tax-Free Cash Assets Trust, Pacific
                                            Capital U.S. Government Securities Cash
                                            Assets Trust, Tax-Free Fund of Colorado,
                                            Churchill Tax-Free Fund of Kentucky,
                                            Narragansett Insured Tax-Free Income Fund,
                                            Tax-Free Trust of Arizona, Tax-Free Trust
                                            of Oregon and Tax-Free Fund For Utah;
                                            previously Chairman and a Trustee of each
                                            fund in the Aquila(SM) Group of Funds since
                                            its establishment until 2004 or 2005;
                                            Director of the Distributor since 1981 and
                                            formerly Vice President or Secretary,
                                            1981-1998; Trustee Emeritus, Brown
                                            University and the Hopkins School; active
                                            in university, school and charitable
                                            organizations.

                                                                                           NUMBER OF
                        POSITIONS                                                          PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                          IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND           PRINCIPAL                                      COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                  OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------          -------------------                            ----------      ---------------------
David B. Frohnmayer     Trustee Emeritus    President, University of Oregon since 1994;        N/A         N/A
Eugene, OR              since 2003          former Dean of the University of Oregon Law
(07/09/40)                                  School and former Attorney General of the
                                            State of Oregon; Trustee, Tax-Free Trust of
                                            Oregon, 1997-2003.

Raymond H. Lung         Trustee Emeritus    Retired; trustee, Qualivest Group of Funds,        N/A         N/A
Portland, OR            since 2005          1994-1997; former Executive Vice President
(12/24/26)                                  and Executive Trust Officer, U.S. National
                                            Bank of Oregon; previously active in bank
                                            trade organizations and director of certain
                                            Pacific Northwest companies; Trustee,
                                            Tax-Free Trust of Oregon, 1992-2005.

Patricia L. Moss        Trustee Emeritus    President and Chief Executive Officer,             N/A         N/A
Bend, OR                since 2005          Cascade Bancorp and Bank of the Cascades
(07/23/53)                                  since 1998; Trustee, Tax-Free Trust of
                                            Oregon, 2002-2005; active in community and
                                            educational organizations.

OFFICERS

Charles E.Childs, III   Executive Vice      Executive Vice President of all funds in           N/A         N/A
New York, NY            President since     the Aquila(SM) Group of Funds and the
(04/01/57)              2003                Manager and the Manager's parent since
                                            2003; formerly Senior Vice President,
                                            corporate development, Vice President,
                                            Assistant Vice President and Associate of
                                            the Manager's parent since 1987; Senior
                                            Vice President, Vice President or Assistant
                                            Vice President of the Aquila Money-Market
                                            Funds, 1988-2003

James M. McCullough     Senior Vice         Senior Vice President or Vice President of         N/A         N/A
Portland, OR            President since     Aquila Rocky Mountain Equity Fund and two
(06/11/45)              1999                Aquila Bond Funds; Senior Vice President of
                                            the Distributor since 2000; Director of
                                            Fixed Income Institutional Sales, CIBC
                                            Oppenheimer & Co. Inc., Seattle, WA,
                                            1995-1999.

                                                                                           NUMBER OF
                        POSITIONS                                                          PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                          IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND           PRINCIPAL                                      COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                  OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------          -------------------                            ----------      ---------------------
Jerry G. McGrew         Senior Vice         President of the Distributor since 1998,           N/A         N/A
New York, NY            President since     Registered Principal since 1993, Senior
(06/18/44)              2002                Vice President, 1997-1998 and Vice
                                            President, 1993-1997; Senior Vice
                                            President, Aquila Rocky Mountain Equity
                                            Fund and five Aquila Bond Funds since 1995;
                                            Vice President, Churchill Cash Reserves
                                            Trust, 1995-2001.

Sally J. Church         Vice President      Vice President, Tax-Free Trust of Oregon           N/A         N/A
Portland, OR            since 2002          since 2002 and 1989-1997; retired,
(10/17/48)                                  1997-2002; Vice President of Aquila
                                            Cascadia Equity Fund, 1996-1997.

Christine L. Neimeth    Vice President      Vice President of Aquila Rocky Mountain            N/A         N/A
Portland, OR            since 1998          Equity Fund and Tax-Free Trust of Oregon;
(02/10/64)                                  Management Information Systems consultant,
                                            Hillcrest Ski and Sport, 1997;
                                            Institutional Municipal Bond Salesperson,
                                            Pacific Crest Securities, 1996; active in
                                            college alumni and volunteer organizations.

Robert W. Anderson      Chief Compliance    Chief Compliance Officer of the Trust, the         N/A         N/A
New York, NY            Officer since       Manager and the Distributor since 2004,
(08/23/40)              2004 and            Compliance Officer of the Manager or its
                        Assistant           predecessor and current parent since 1998
                        Secretary since     and Assistant Secretary of the Aquila(SM)
                        2000                Group of Funds since 2000; Consultant, The
                                            Wadsworth Group, 1995-1998.

Joseph P. DiMaggio      Chief Financial     Chief Financial Officer of the Aquila(SM)          N/A         N/A
New York, NY            Officer since       Group of Funds since 2003 and Treasurer
(11/06/56)              2003 and            since 2000; Controller, Van Eck Global
                        Treasurer since     Funds, 1993-2000.
                        2000

                                                                                           NUMBER OF
                        POSITIONS                                                          PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                          IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND           PRINCIPAL                                      COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF           OCCUPATION(S)                                  OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------          -------------------                            ----------      ---------------------
Edward M. W. Hines      Secretary since     Partner, Hollyer Brady Barrett & Hines LLP,        N/A         N/A
New York, NY            1985                legal counsel to the Trust, since 1989;
(12/16/39)                                  Secretary of the Aquila(SM) Group of Funds.

John M. Herndon         Assistant           Assistant Secretary of the Aquila(SM) Group        N/A         N/A
New York, NY            Secretary since     of Funds since 1995 and Vice President of
(12/17/39)              1995                the three Aquila Money-Market Funds since
                                            1990; Vice President of the Manager or its
                                            predecessor and current parent since 1990.

Lori A. Vindigni        Assistant           Assistant Treasurer of the Aquila(SM) Group        N/A         N/A
New York, NY            Treasurer since     of Funds since 2000; Assistant Vice
(11/02/66)              2000                President of the Manager or its predecessor
                                            and current parent since 1998; Fund
                                            Accountant for the Aquila(SM) Group of
                                            Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Mr. Mitchell is an interested person as a security holder and an employee of the Sub-Adviser's parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(SM) Group of Funds."

(6)   A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                    ACTUAL
                 TOTAL RETURN         BEGINNING        ENDING        EXPENSES
                    WITHOUT            ACCOUNT         ACCOUNT     PAID DURING
                SALES CHARGES(1)        VALUE           VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              2.47%            $1,000.00       $1,024.70       $3.91
--------------------------------------------------------------------------------
Class C              2.03%            $1,000.00       $1,020.30       $8.20
--------------------------------------------------------------------------------
Class Y              2.52%            $1,000.00       $1,025.20       $3.15
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62% AND 0.62% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                 HYPOTHETICAL
                  ANNUALIZED          BEGINNING         ENDING        EXPENSES
                     TOTAL             ACCOUNT         ACCOUNT      PAID DURING
                     RETURN             VALUE           VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A              5.00%            $1,000.00       $1,021.21        $3.90
--------------------------------------------------------------------------------
Class C              5.00%            $1,000.00       $1,016,95        $8.19
--------------------------------------------------------------------------------
Class Y              5.00%            $1,000.00       $1,021.96        $3.14
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62% AND 0.62% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 17, 2005. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

            Number of Votes:           Dollar Amount of Votes:

            Trustee                    For                             Withheld
            -------                    ---                             --------
            Gary C. Cornia             $368,267,326                   $1,819,980
            James A. Gardner           $368,418,828                   $1,668,490
            Diana P. Herrmann          $368,278,891                   $1,808,415
            Edmund P. Jensen           $368,493,729                   $1,593,577
            Timothy J. Leach           $367,976,563                   $2,110,743
            John W. Mitchell           $368,035,304                   $2,052,014
            Ralph R. Shaw              $368,285,981                   $1,801,326
            Nancy Wilgenbusch          $368,508,267                   $1,689,028

2. To ratify the selection of KPMG LLP as the Trust's independent registered public accounting firm (See note 11 of the Notes to Financial Statements ).

            Number of Votes:

            For                        Against                         Abstain
            ---                        -------                         -------
            $364,927,341               $883,440                       $4,276,525

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code and NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended September 30, 2005, $16,473,095 of dividends paid by Tax-Free Trust of Oregon, constituting 98.03% of total dividends paid during fiscal 2005, were exempt-interest dividends; $207,792 of dividends paid by the Trust constituting 1.24% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2006, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2005 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF OREGON

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until June 30, 2006 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and U.S. Bancorp Asset Management, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in June, 2005. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Trust for the year ended September 30, 2004 and the semi-annual report of the Trust for the six-month period ended March 31, 2005;

      o Reports by Management Practice, Inc., a consulting firm, and by the Manager containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S.
Hamilton as portfolio manager for the Trust and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST, THE MANAGER AND SUB-ADVISER.

      The Board determined it appropriate to consider the Trust's performance. For the one-year period ended March 31, 2005 the Trust's average annual rate of return for Class A Shares was 1.88%; the net asset value of Class A Shares was $11.08 at the beginning of the period and $10.85 at the end. Performance for the other classes was similar.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had investment performance that is comparable to that of its peers for one-, five- and ten-year periods, with lower rates of return explained by the Trust's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES AND THE SUB-ADVISER FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors, all but one of which had higher fees.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager, Sub-Adviser and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been generally increasing in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  U.S. BaNCORP ASSET MANAGEMENT, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES

  James A. Gardner, Chair
  Gary C. Cornia
  Diana P. Herrmann
  Edmund P. Jensen
  Timothy J. Leach
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS

  Diana P. Herrmann, Vice Chair and President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  760 Moore Road
  King of Prussia, Pennsylvania 19406

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller and Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2005 and $20,700 in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $8,100 in 2005 and 2004, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, Trustee and President
December 7, 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
December 7,2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
December 7, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 7, 2005



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EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.